Annual Operating Expenses {- Franklin LifeSmart™ 2055 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2055 Retirement Target Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.25%
Other expenses	2.00%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	2.87%	[1]
Fee waiver and/or expense reimbursement	(2.17%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.70%	[1],[2]
Class C
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.00%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	3.62%	[1]
Fee waiver and/or expense reimbursement	(2.17%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.45%	[1],[2]
Class R
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.50%
Other expenses	2.00%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	3.12%	[1]
Fee waiver and/or expense reimbursement	(2.17%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.95%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	0.93%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	1.55%	[1]
Fee waiver and/or expense reimbursement	(1.15%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.40%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	2.00%
Acquired fund fees and expenses	0.37%	[1]
Total annual Fund operating expenses	2.62%	[1]
Fee waiver and/or expense reimbursement	(2.17%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.45%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.